Fair value measurement - Warrants schedule (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Continuity schedule
Balance, beginning of period	$ 290,152
Balance, end of period	1,037,876	$ 290,152
Public warrants
Continuity schedule
Balance, beginning of period	4,335	5,174
Change in fair value	10,778	(839)
Balance, end of period	15,113	4,335
Private Placement Warrants
Continuity schedule
Balance, beginning of period	3,108	3,266
Promissory note conversion warrants	103
Issuance of warrants		480
Change in fair value	7,965	(638)
Balance, end of period	11,176	$ 3,108
Mezz Warrants
Continuity schedule
Issuance of warrants	13,665
Change in fair value	3,241
Balance, end of period	$ 16,906